Acquisitions (Tables)	12 Months Ended
Dec. 31, 2019
Zenith Group
Acquisitions
Schedule of purchase price allocation

	Amount	Amortization Period
	RMB in thousands
Net assets acquired	30,252
Intangible assets
—Tradename	54,974	8 years
—Non-compete clause	2,230	3 years
Noncontrolling interests	(121,154)
Goodwill	360,039

Total	326,341

Total purchase price comprised of:
Amount
RMB in thousands
Cash consideration	296,796
Fair value of previously held equity interests	29,545
Total	326,341

Chaodian Group
Acquisitions
Schedule of purchase price allocation
The allocation of the consideration of the assets acquired and liabilities assumed based on their
historical
carrying
amounts was as follows:

Amount
RMB in thousands
Consideration	1,198,198
Cash and cash equivalents	1,199,117
Accounts receivable, net	95,147
Goodwill	36,120
Other asset acquired	68,214
Total assets acquired	1,398,598
Accrued liabilities and other payables	(323,025)
Other liabilities assumed	(89,217)
Total liability assumed	(412,242)
Noncontrolling interests	(276,621)
Deemed dividend	488,463
Total	1,198,198

Other acquisitions
Acquisitions
Schedule of purchase price allocation

	For the Year Ended December 31,		Amortization Period
	2018	2019
	Amount
	RMB in thousands
Net assets acquired	62,800	65,582
Intangible assets
—Tradename	104,000	—	5 to 10 years
—User base	21,500	—	3 years
—Copyrights	23,500	—	9 months to 3 years
—Technology	9,000	—	6 to 8 months
Noncontrolling interests	(107,505)	(30,000)
Goodwill	530,482	34,418

Total	643,777	70,000

Total purchase price comprised of:

	Amount
	RMB in thousands
Cash consideration	391,071	70,000
Fair value of previously held equity interests	252,706	—
Total	643,777	70,000